Number of TSARs Outstanding and Exercisable (Parenthetical) (Detail) (TSARs, CAD)	Dec. 31, 2012
TSARs
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Total Number of in the Money Stock Options, Outstanding	168,075
Weighted average exercise price of in the money stock options	53.28
Weighted average years to expiration of exercisable in the money stock options	3 years 4 months 24 days